Derivative Financial Instruments	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 15 – DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments are comprised of the fair value of embedded conversion features (“ECFs”) in convertible promissory notes for which the conversion rate is not fixed, but instead is adjusted based on a discount to the market price of the Company’s common stock. The fair market value of the ECF derivative liabilities was calculated at inception of each convertible promissory note for which the conversion rate is not fixed and allocated to the respective convertible notes, with any excess recorded as a charge to “Financing cost.” Derivative financial instruments are revalued at the end of each period, with the change in value recorded to “Change in fair value of on derivative financial instruments.”

Derivative financial instruments and changes thereto recorded in the years ended December 31, 2021 and 2020 include the following:

	Years Ended December 31,
	2021	2020

Balance, beginning of period	$—	$991,288
Inception of derivative financial instruments	—	211,498
Change in fair value of derivative financial instruments	—	(739,485)
Conversion or extinguishment of derivative financial instruments	—	(463,301)

Balance, end of period	$—	$—

Fair market value of the derivative financial instruments was measured using the following assumptions:

	Years Ended December 31,
	2021	2020

Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	—	0.05% to 1.61%
Expected life range (in years)	—	0.14 to 1.00
Volatility range	—	117.48% to 144.51%
Dividend yield	—	0.00%

In addition, specific assumptions regarding investor exercise behavior were used in the above periods, including probability assumptions related to estimated exercise behavior. The entire amount of derivative instrument liabilities is classified as current due to the fact that settlement of the derivative instruments could be required within twelve months of the balance sheet date.

During 2020, the Company retired all convertible notes for which the conversion rate was adjusted based on a discount to the market price of the Company’s common stock, which gave rise to ECF-related derivative financial instruments. Accordingly, the Company had no further derivative financial instruments outstanding as of December 31, 2021 or 2020.